Notes to the consolidated financial statements	12 Months Ended
Dec. 31, 2021
Notes to the consolidated financial statements
Notes to the consolidated financial statements

3. Notes to the consolidated financial statements

3.1 Revenue from contract with customers

The Group recognized the following revenues in 2019, 2020 and 2021:

	December 31
	2019	2020	2021
	EUR k	EUR k	EUR k
Belgium
GSK	—	8,809	74,298
Germany
Boehringer Ingelheim	2,474	1,885	26,003
Others	104	—	—
Netherlands
Genmab	—	2,628	1,770
Switzerland
CRISPR	519	695	919
United States
Eli Lilly	14,319	34,854	—
Total	17,416	48,871	102,990

Of these revenues, all of which were recognized over time as part of collaboration agreements, in 2021, EUR 79,827 k (2020: EUR 46,597k, 2019: EUR 5,777k) related to delivery of research services combined with an IP license (recognized from the upfront payments as further illustrated in the table below), EUR 457k (2020: EUR 556k, 2019: EUR 8,617k) related to delivery of products and EUR 22,706k (2020: EUR 1,718k, 2019: EUR 3,022k) were recognized from those research and development services considered distinct within the agreements.

GlaxoSmithKline

In July 2020, the Group entered a collaboration with GlaxoSmithKline (GSK) for the research, development, manufacture and commercialization of mRNA-based vaccines and monoclonal antibodies targeting infectious disease pathogens. In addition to an equity investment of EUR 150,000k as part of the 2020 Private Investment (see Note 8.2), GSK made a non-refundable upfront cash payment of EUR 120,000k which was deferred upon receipt and recognized as a contract liability. Additionally, the Group is eligible to receive a one-time reimbursable payment of EUR 30,000k for manufacturing capacity reservation, upon certification of CureVac’s commercial scale manufacturing facility currently under construction in Germany as well as to receive development and regulatory milestone payments of up to EUR 320,000k, commercial milestone payments of up to EUR 380,000k and tiered royalties on product sales. GSK will fund R&D activities incurred by CureVac related to the development projects covered by the collaboration. CureVac will be responsible for the preclinical- and clinical-development through the Phase 1 trials of these projects, after which GSK will be responsible for further development and commercialization. CureVac will be responsible for the manufacturing of the product candidates, including for commercialization, and will retain commercialization rights for selected countries for all product candidates. Revenue is being recognized in accordance with the Company’s accounting policy for collaboration arrangements with the exception that the upfront payment, attributable to the IP license, is being recognized straight-line from the effective date of the collaboration agreement through the estimated completion date of Phase 1 clinical trials, at which time GSK will be responsible for further development and commercialization. Refer to Note 20 Subsequent events for additional information regarding an additional collaboration agreement entered into with GSK following December 31, 2020. In the year ended December 31, 2021, EUR 47,148k (2020: EUR 8,809k) in revenue was recognized under the collaboration agreement with GSK, entered into in July 2020, for the research, development, manufacturing and commercialization of mRNA-based vaccines and monoclonal antibodies targeting infectious disease pathogens.

Additionally, in April 2021, the Group entered into a new collaboration agreement with GSK, which we refer to as the GSK COVID Agreement, pursuant to which we are collaborating with GSK to research, develop and manufacture next-generation mRNA vaccines targeting the original SARS-CoV-2 strain as well as emerging variants, including multivalent and monovalent approaches (“GSK COVID Products”), such as the CureVac’s second-generation COVID-19 vaccine candidate, CV2CoV. These vaccine candidates may either be used to protect unvaccinated individuals or to serve as boosters in the event that SARS-CoV-2 immunity gained from an initial vaccination reduces over time. The GSK COVID Agreement was amended and restated in September 2021. Pursuant to the amendment in September 2021, CureVac and GSK are required to complete certain development activities with respect to the GSK COVID Products set forth in updated development plans. CureVac and GSK agree to decide whether the GSK COVID Products required for clinical studies will be manufactured by CureVac, GSK or jointly.

Under the GSK COVID Agreement, GSK has paid CureVac an upfront payment of EUR 75,000k. Under the terms of the 2020 GSK Agreement, CureVac granted GSK a worldwide exclusive, sublicensable (subject to certain conditions) license under certain of our intellectual property relating to vaccines and antibodies encoded by our proprietary mRNA targeting certain selected pathogens, or GSK Program Products, and a non-exclusive license under certain LNP technology to develop, manufacture and commercialize a certain number of such GSK Program Products for use in connection with the infectious diseases targeted under the 2020 GSK Agreement. CureVac also CureVac also granted GSK an exclusive option, after a certain date, to obtain exclusive licenses to develop, manufacture and commercialize CVnCoV and boosters for such vaccine. CureVac and GSK agreed to equally share all development costs for GSK COVID Products, subject to certain exceptions. CureVac and GSK will share all net profits generated from sales of GSK COVID Products, other than certain products defined in the agreement as "Combination Products", under profit sharing arrangements that in certain cases vary depending upon the GSK COVID Product in question, the time of sale, the number of doses sold and the party to whom the sale is made. CureVac is are eligible to receive tiered royalty payments ranging from a low-teen percentage to a mid-teens percentage on net sales of Combination Products, subject to certain customary reductions. Under the GSK COVID Agreement, CureVac have the right to commercialize GSK COVID Products in Austria, Germany and Switzerland and if CureVac exercises such right, CureVac’s sales of GSK COVID Products, other than Combination Products will be subject to the profit share and CureVac will be required to pay GSK a high-teen percentage royalty on net sales of all Combination Products in such countries. In the year ended December 31, 2021, EUR 27,150k (2020: EUR 0k) in revenue was recognized under the new collaboration with GSK, entered in April 2021.

Boehringer Ingelheim

In August 2014, the Group entered into an Exclusive Collaboration and License Agreement, which it refers to as the Boehringer Agreement, with Boehringer Ingelheim, whereby it granted Boehringer Ingelheim exclusive global rights for development and commercialization of its investigational therapeutic mRNA vaccine BI 1361849 (formerly CV9202) formulated with a legacy protamine technology. The Group received, in 2014, an upfront payment of EUR 30,000K, as well as, an option fee payment of EUR 5,000K and in 2018 an additional EUR 7,000K in development milestone payments, all of which are non-refundable and non-creditable in the event of expiry or termination of the agreement. In June 2021, Boehringer Ingelheim provided notice of its intention to terminate the Boehringer Agreement, with such termination to become effective on November 17, 2021. Upon termination of the Boehringer Agreement, the rights and licenses granted by the Group to Boehringer Ingelheim reverted back to the Group, provided that Boehringer Ingelheim has the right to sell off existing inventory of BI 1361849 for a certain period. In addition, Boehringer Ingelheim must assign to us all regulatory approvals or applications and grant us a non-exclusive, cost-free, perpetual and worldwide license to intellectual property held by Boehringer Ingelheim that has been used in the development, manufacture or commercialization of BI 1361849 or any other product developed under the Boehringer Agreement. As a result of the termination, the remaining contract liability, related to the upfront payment, was recognized over a shorter period through the termination date. In addition, the option fee payment of EUR 5,000k and the additional EUR 7,000k development milestone were recognized. Therefore, for the year ended December 31, 2021, EUR 26,003k (2020 1,885) was recognized as revenue related to this agreement.

CRISPR Therapeutics Development and License Agreement

In November 2017, we entered into a Development and License Agreement with CRISPR Therapeutics, which, as amended by an amendment entered into in June 2020, we refer to as the CRISPR Therapeutics Agreement, pursuant to which we will develop novel Cas9 mRNA constructs for use in gene editing therapeutics. CRISPR Therapeutics has paid us an upfront one-time technology access fee of USD 3 million, which is being recognized through the date of market entry of a product developed under the agreement. In the year ended December 31, 2021, EUR 919k (2020: EUR 695k, 2019: EUR 519k) in revenue was recognized under this agreement.

Genmab Collaboration and License Agreement

In December 2019, the Group entered into a Collaboration and License Agreement with Genmab, which we refer to as the Genmab Agreement, to research and develop up to four potential differentiated mRNA-based antibody products, to be selected by Genmab, based on the combination of our proprietary RNAntibody technology with Genmab's proprietary antibody technology for the treatment of human diseases. In partial consideration for entering into the Genmab Agreement, Genmab made a USD 20 million equity investment and paid us an upfront fee of USD 10 million, which is being recognized through the date of market entry of a product developed under the agreement. In the year ended December 31, 2021, EUR 1,770k (2020: EUR 2,628k) in revenue was recognized under this agreement.

Eli Lilly

In June 2020, the Group and Eli Lilly terminated their collaboration and the following agreements: License and Collaboration Agreement dated November 29, 2017, Early Clinical Supply Agreement dated July 5, 2018 and related Quality Agreement dated June 29, 2018. As a result, on the termination date, EUR 33,100k in contract liabilities from an upfront payment was recognized as no further associated performance obligations remained.

The Group has received upfront payments which were initially deferred and are subsequently recognized as revenue as the Group renders services over the performance period or upon termination of the agreement, when no services are provided anymore. Below is a summary of such payments and the related revenues recognized:

		Upfront payments included
	Upfront payments	in contract liabilities at		Revenue recognized from upfront payments
Customer		December 31, 2020	December 31, 2021	2019	2020	2021

	(in thousands)	(in thousands of Euro)	(in thousands of Euro)	(in thousands of Euro)
GSK	EUR 195,000	112,222	135,494	—	7,778	51,728
Boehringer Ingelheim	EUR 30,000	14,003	—	1,951	1,867	14,003
Genmab	USD 10,000 (EUR 8,937) *	7,150	5,362	—	1,787	1,787
CRISPR	USD 3,000 (EUR 2,524)*	1,549	1,239	310	310	310
Eli Lilly	USD 50,000 (EUR 42,200)*	—	—	3,516	34,855	—
BMBF	EUR 124,502 **	61,122	—	—	—	—
European Commission	EUR 450,000 **	450,000	—	—	—	—
Total		646,046	142,095	5,777	46,597	67,828

*Translated at the currency exchange rate prevailing on the transaction date

**Released as "Income from release of governmental contract liabilities" see Note 3.2.

Contract balances:

	December 31,	December 31,
	2020	2021
	EUR k	EUR k
Trade receivables	1,014	18,504
Contract assets	808	—
Contract liabilities	658,046	142,095

Contract liabilities include advances received from the Group's major license and collaboration agreements, from other customers and from the European Commission and the German Federal Ministry of Education and Research (Bundesministerium für Bildung und Forschung), or BMBF.

The outstanding balances of these accounts decreased in 2021 mainly due to the release of the governmental contract liabilities (EC and BMBF/BMG) by EUR 574,502 (see Note 3.6.) partially compensated by an increase due to a GSK upfront payment of EUR 75,000k.

Contract liabilities allocated to the remaining performance obligations (unsatisfied or partially unsatisfied) as at year-end are as follows:

	Year ended December 31,
	2020	2021
Within one year	157,985	55,750
More than one year	500,061	86,345
Total	658,046	142,095

Trade receivables are non-interest bearing and are generally settled within 30 to 45 days.

As of December 31, 2021, the Group had three collaboration partners (2020: four) that owed 100% (2020: 100)% of all the receivables and contract assets outstanding. There was one collaboration partner (2020: two) with balances greater than 10% of the total amounts of receivable and contract assets.

The nature of expenses recognized in the functional categories of the statement of operations are as follows:

3.2 Cost of sales

The cost of sales consists of the following:

	2019	2020	2021
	EUR k	EUR k	EUR k
Personnel	(9,855)	(2,896)	(22,159)
Materials	(7,542)	(1,598)	(46,250)
Third-party services	(7,268)	(2,652)	(145,515)
Maintenance and lease	(1,060)	(1,016)	(2,874)
Amortization, depreciation and derecognition	(2,038)	(5,913)	(21,262)
Other	(220)	(98)	(135)
Total	(27,983)	(14,173)	(238,195)

During the fiscal year ended December 31, 2021, cost of sales increased compared to the same period of 2020 mainly due to activities for production processes for the Group's CVnCoV and CV2CoV vaccine candidate. The increase of EUR 224,022k in cost of sales was also driven primarily by recognition of expenses related to ineffective set-up activities of several contracted CMOs and, to a significantly lesser extent, write-offs related to inventory in the period preceding the withdrawal of the EMA application for CVnCoV.

3.3 Selling and distribution expenses

Selling and distribution expenses consist of the following:

	2019	2020	2021
	EUR k	EUR k	EUR k
Personnel	(1,263)	(631)	(1,369)
Maintenance and lease	(167)	(1)	(1)
Amortization and depreciation	(81)	(98)	(86)
Other	(244)	(3)	(287)
Total	(1,755)	(733)	(1,743)

Personnel expenses mainly include salary and salary-related expenses of EUR 1,076k (2020: EUR 370k, 2019: EUR 520k) and expenses from share-based payments of EUR 293k (2020: EUR 261k, 2019: 743k). Refer to Note 9 for further information.

3.4 Research and development expenses

R&D expenses consists of the following:

	2019	2020	2021
	EUR k	EUR k	EUR k
Materials	(4,015)	(29,834)	(232,292)
Personnel	(14,385)	(21,313)	(33,733)
Amortization and depreciation	(474)	(2,578)	(4,259)
Patents and fees to register a legal right	(4,551)	(7,337)	(11,157)
Third-party services	(18,626)	(51,306)	(531,827)
Maintenance and lease	(670)	(717)	(347)
Other	(521)	(723)	(2,292)
Total	(43,242)	(113,808)	(815,907)

During the fiscal year ended December 31, 2021, research and development expenses increased in comparison to the same period of 2020 mainly due to an increase in development expenses from the Group´s CVnCoV program. These expenses consist primarily of cost incurred to CROs involved in the CVnCoV development. As of December 31, 2021, the Group had no development expenditures that met the requirements for capitalization. Related to the remaining costs for the CVnCoV studies a provision for onerous contracts was set up. The increase of EUR 702,099k was also driven by recognition of expenses related to onerous contract provisions related to CRO arrangements, to estimated costs of settling several terminated CMO contracts, and to write-offs of CVnCoV-related prepayments and inventory.

Personnel expenses mainly include salary and salary-related expenses of EUR 32,779k (2020: EUR 16,543k 2019: EUR 14,127k) and expenses from share-based payments of EUR 954k (2020: EUR 4,770k 2019: nil); Refer to Note 9 for further information.

3.5 General and administrative expenses

General and administrative expenses include the following:

	2019	2020	2021
	EUR k	EUR k	EUR k
Personnel	(31,645)	(29,884)	(37,393)
Maintenance and lease	(4,604)	(2,505)	(4,306)
Third-party services	(5,970)	(6,914)	(28,875)
Legal and other professional services	(2,110)	(3,531)	(9,230)
Amortization and depreciation	(2,182)	(6,020)	(8,895)
Other	(2,458)	(4,700)	(11,703)
Total	(48,969)	(53,554)	(100,402)

Personnel expenses mainly include salary and salary-related expenses of EUR 24,274k (2020: EUR 20,442k, 2019: EUR 13,083k) and expenses from share-based payments of EUR 13,119k (2020: EUR 9,442k, 2019: EUR 18,562k). During the fiscal year ended December 31, 2021, third-party services expenses increased, compared to the same period of 2020, mainly due to consulting services for product launch readiness. Other mainly consists of insurance expenses of EUR 6,749k (2020: EUR 1,401k, 2019: EUR 115k) and real estate transfer taxes of EUR 0k (2020: EUR 930k, 2019: nil).

3.6. Income from release of governmental contract liabilities

Advance Purchase Agreement with European Commission

On November 30, 2020, CureVac entered into an Advance Purchase Agreement (APA) with the European Commission (EC), acting on behalf and in the name of all Member States of the European Union. The APA provided for the advance purchase by the Member States of 225 million doses of our SARS-CoV-2 vaccine. In order to support our accelerated efforts to develop a safe and effective vaccine, the APA provided for support to our operations in the form up-front payments. The first up-front payment of € 450 million was paid by the EC on behalf of the Member States and was included in contract liabilities.

The second up-front payment would have had been due after the submission of the interim data package to the EMA in view of obtaining EC marketing authorization for CVnCoV. The up-front payments were designed to support the development and prepare the commercial supply of the vaccine.

In October 2021, we notified the EC of the withdrawal of our regulatory approval application for CVnCoV, which notification automatically terminated the APA. According to the APA, in such case of termination, CureVac would only return the unspent amount of the up-front payment. In the context of the APA, “spent” means either costs occurred, or commitments made in relation to the purpose as set out in the APA. CureVac was able to demonstrate that the up-front payment was used in accordance with the contract and no repayment was required.

As described above, CureVac recognized the consideration related to its delivery obligations, existing at the outset of the arrangement, as contract liabilities. Upon the automatic termination of the APA, the ability for CureVac to satisfy the contractual performance obligations of the arrangement ceased and the EC ceased to have the ability to exercise its rights for performance by the CureVac. As such, the substance of the arrangement changed from a revenue contract to that of a government grant. Due to the material magnitude of the amount, its non-recurring nature and to better enable comparability to past performance and predictability of future performance, CureVac recognized the €450 million into income in an additional line item “Income from release of governmental contract liabilities” in the statement of operations. The “spent” amounts incurred by CureVac, and which demonstrate use of the up-front payment, have been included in research and development expenses (refer to Note 3.4).

Additionally, CureVac will transfer, upon EC’s request any raw material and primary components paid for with the up-front payment and not used as of the termination date. Should the EC request any raw material and primary components or should CureVac successfully sell some of these, an applicable portion of raw material, primary components or proceeds will be forwarded to the EC. This agreement expires at the end of 2022.

German Federal Ministry of Education and Research

In 2020, the Company announced with the German Federal Ministry of Education and Research (Bundesministerium für Bildung und Forschung), or BMBF, a German government-related entity, established a grant to support the development and production of its COVID-19 vaccine candidates. In July 2020, CureVac applied for this grant as part of a special program to accelerate the research and development of urgently needed vaccines against SARS-CoV-2. The grant amounted up to EUR 252 million and the payments were contingent to reaching predefined milestones. Based on the terms and conditions of the arrangement, the Company assessed the arrangement as having two components: a grant component and a supply component. Both were separated. The amount attributed to the supply of future deliveries was determined based on the relative stand-alone selling price of the vaccine observed in similar arrangements and is presented in contract liabilities.

The Company reached all the predefined milestones for 2020. Due to the withdrawal of the EMA regulatory approval application for CVnCoV in October 2021, CureVac was not able to reach all predefined milestones in 2021. From 2020 to December 2021, CureVac received a total of € 196.3 million. In November 2021, CureVac notified BMG of the inability to supply CVnCoV, triggering the automatic termination of the supply agreement.

Consistent with the rationale and treatment described above under the APA with the EC, the substance of the supply component of the BMBF arrangement changed from a revenue contract to that of a government grant and thus, consistent with the presentation of the contract liabilities under the APA, CureVac recognized the EUR 124 million from the BMBF agreement as income in the line item “Income from release of governmental contract liabilities” and the corresponding expenses have been included in research and development expenses. The remaining amount of EUR 65 million, not related to the supply component, was reflected as grant income in “other operating income”. (Refer to Note 3.7).

3.7 Other operating income

Other operating income relates to:

	2019	2020	2021
	EUR k	EUR k	EUR k
Grants and other reimbursements from government agencies and similar bodies	5,385	23,736	66,394
Income from reversal of provisions	—	—	272
Other	202	414	1,036
Total	5,587	24,150	67,702

In 2021, 2020 and 2019 income from grants with government agencies and similar bodies resulted from the following:

German Federal Ministry of Education and Research

As discussed in Note 3.6, in 2020 the Company received a grant from BMBF to support the development of its COVID-19 vaccine candidate for which it was determined the arrangement contained two components: a grant component (in the scope of IAS 20) and a supply component (in the scope of IFRS 15). With regard to the grant component, as of December 31, 20201 the Group has recognized grant income in the amount of EUR 65,218k (2020 EUR 6,602k).

Coalition for Epidemic Preparedness Innovations

The Coalition for Epidemic Preparedness Innovations (CEPI) is an innovative partnership between public, private, philanthropic, and civil organizations, launched at the World Economic Forum in Davos in 2017, to develop vaccines to stop future epidemics. CEPI’s priority diseases include Ebola virus, Lassa virus, Middle East Respiratory Syndrome coronavirus, Nipah virus, Rift Valley Fever and Chikungunya virus. CEPI also invests in platform technologies that can be used for rapid vaccine and immunoprophylactic development against unknown pathogens (i.e., Disease X).

In February 2019, CureVac entered into a partnership agreement worth up to USD 34,000k with CEPI to further develop CureVac’s The RNA Printer™ prototype. Under the three-year partnership agreement, CureVac will use its mRNA platform for the preclinical development of a Lassa virus vaccine (a high-priority disease on the World Health Organization R&D list), a yellow fever vaccine and CureVac’s rabies virus vaccine. Funds are to be received semi-annually in advance, to cover costs for the next six months. These payments are allocated to the agreed and signed statements of work. Management concluded that the arrangement should be accounted for by analogy to IAS 20.

CureVac is required to use reasonable efforts to achieve certain development milestones and is responsible for conducting certain clinical trials. In the event of an infectious disease outbreak, where such outbreak can be addressed by a Lassa virus, SARS-CoV-2 or future vaccine developed under the agreement, CureVac must manufacture such vaccine for use in the area affected by the outbreak on economic terms that satisfy CEPI’s equitable access guidelines or otherwise allow CEPI or a third party to supply such vaccine in the affected area.

CureVac is required to grant certain approved manufacturers all necessary rights to use certain of CureVac’s pre-existing IP and IP developed under the CEPI Agreement to further develop CureVac’s automation solution and manufacture products for the treatment of certain diseases in geographic areas where there is an outbreak on economic terms that satisfy CEPI’s equitable access guidelines. CureVac must provide all necessary commercially reasonable support to such approved manufacturers to facilitate such efforts.

CureVac solely owns all IP developed under the CEPI Agreement but is required to obtain CEPI’s consent prior to exploiting any IP developed under the CEPI Agreement if such exploitation is in conflict with or goes against CEPI´s mission or policies.

In the event that CEPI terminates the agreement, CureVac will grant CEPI a license under CureVac’s background IP and IP developed under the agreement to, among other things, develop and use CureVac’s RNA Printer for use in treating certain infectious diseases and to manufacture products developed under the agreement.

In January 2020, CureVac and Coalition for Epidemic Preparedness Innovations (CEPI) entered a collaboration to develop a vaccine against the new coronavirus SARS-CoV-2. The aim of the cooperation is to safely advance vaccine candidates into clinical testing as quickly as possible. The agreement builds upon the existing partnership between CureVac and CEPI to develop a rapid-response vaccine platform and included additional initial funding of up to USD 8,300k. In May 2020, CEPI increased its grant award to the Group for SARS-CoV-2 vaccine development to up to USD 15,300k.

During the year ended December 31, 2021, CureVac recognized the reimbursement of approved expenses of EUR 688k (2020: EUR 15,953k; 2019: EUR 3,607k) as “other operating income” and EUR 0k (2020: EUR 3,239k; 2019: EUR 2,325k) were deducted from the carrying amount of qualifying assets recorded in property, plant and equipment.

As of December 31, 2021, EUR 1,289k in grant funds received have been deferred and are presented within other liabilities (as of December 31, 2020: EUR 1,325k).

Bill & Melinda Gates Foundation (BMGF)

BMGF finances, in the form of grants, various programs that CureVac operates for the development of vaccines, hence promoting and accelerating the development of CureVac’s technology platform. Through its equity investment, BMGF supports mainly the development of CureVac’s technology platform including the construction of a production plant in accordance with the GMP (Good Manufacturing Practice) standard on an industrial scale.

In 2015, CureVac entered into a Global Access Commitments Agreement with the Bill & Melinda Gates Foundation pursuant to which the Company is required to take certain actions to support the Bill & Melinda Gates Foundation’s mission.

In November 2016, in connection with the Global Access Agreement, CureVac received a grant of USD 653k (EUR 614k) in funding for the development of a vaccine for picornaviruses. In November 2017, also in connection with the Global Access Agreement, the company received two additional grants: an amount of USD 1,000k (EUR 852k) was received for the development of a universal influenza vaccine and an amount of USD 800k (EUR 673k) was received for a malaria vaccine. In August 2019, the Company received a second payment for the universal influenza program amounting to USD 540k (EUR 486k). In November 2020, the Company received a third payment for the universal influenza program amounting to USD 322k (EUR 280k). In November and December 2020, the Company received further payment for the malaria program amounting to USD 1,449k (EUR 1,208k).

During the year ended December 31, 2021 CureVac recognized EUR 488k (2020: EUR 1,183k 2019: EUR 768k) from the amortization of the grants on a straight-line basis and for services as other operating income.

As of December 31, 2021, EUR 1,879k in grant funds received have been deferred and presented within other liabilities (as of December 31, 2020: EUR 2,164k).